SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT REPORTING [Abstract]
Schedule of segment information
	For the year ended December 31, 2017
	Network	Hospital	Total
	RMB	RMB	RMB	US$
Revenues from external customers	299,321	31,656	330,977	50,870
Cost of sales	(166,407)	(66,572)	(232,979)	(35,807)
Gross profit (loss)	132,914	(34,916)	97,998	15,063

	For the year ended December 31, 2016
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	443,601	11,441	455,042
Cost of sales	(247,510)	(39,033)	(286,543)
Gross profit (loss)	196,091	(27,592)	168,499

	For the year ended December 31, 2015
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	597,746	18,739	616,485
Cost of sales	(321,285)	(32,051)	(353,336)
Gross profit (loss)	276,461	(13,312)	263,149

Segment Assets

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Segment assets
Network	2,227,718	2,113,756	324,878
Hospital	1,000,885	1,351,634	207,744
Total segment assets	3,228,603	3,465,390	532,622

Schdeule of net revenue by country based upon the sales location that predominately represents the customer location
	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Revenues from PRC	597,746	443,601	302,304	46,463
Revenues from Singapore	18,739	11,441	28,673	4,407
Total revenues	616,485	455,042	330,977	50,870

Schdeule of total long-lived assets excluding financial instruments, intangible assets and deferred tax assets by country
	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
PRC	677,402	789,320	121,317
Singapore	281,757	279,615	42,976
Total long-lived assets	959,159	1,068,935	164,293